Supplemental Disclosure of Cash Flow Information	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosure of Cash Flow Information

Note 12 – Supplemental Disclosure of Cash Flow Information

	Three Months Ended March 31,
	2022	2021
Cash paid for interest	$3,182	$10,005
Cash paid for income taxes	$—	$—
Series C Preferred Stock issued in connection with debt	$15,250	$—

Note 13 – Supplemental Disclosure of Cash Flow Information

	Years ended December 31,
	2021	2020
Cash paid for interest	$1,066	$174,551
Cash paid for income taxes	$—	$—
Series C Prefered Stock issued in connection with acquisition	$122,000	—
Series B Prefered Stock issued in connection with acquisition	$9,086,396	—